Related Party Transactions and Balances - Schedule of Balances with Related parties (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Egor Romanyuk [Member]
Related Party Transactions and Balances [Line Items]
Related parties	Majority Shareholder of the Company	Majority Shareholder of the Company
Fareed Aljawhari [Member]
Related Party Transactions and Balances [Line Items]
Related parties	Director of the company and shareholder	Director of the company and shareholder
Rajesh Venkataraman [Member]
Related Party Transactions and Balances [Line Items]
Related parties	Shareholder of the Company	Shareholder of the Company
Fares Abu Baker [Member]
Related Party Transactions and Balances [Line Items]
Related parties	Shareholder of the Company
Diamond Developers [Member]
Related Party Transactions and Balances [Line Items]
Related parties	Owned by Fares Abu Baker (shareholder)
Art Alexander Balikin [Member]
Related Party Transactions and Balances [Line Items]
Related parties	Shareholder of the Company